Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP Emerging Markets Equity Portfolio (Prospectus Summary) | MainStay VP Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay VP Emerging Markets Equity Portfolio (the “Portfolio”)
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Emerging Markets Equity Portfolio

(the “Portfolio”)

Supplement dated January 13, 2015 (“Supplement”)

to the Prospectus dated May 1, 2014, as supplemented

At a Special Meeting of Shareholders held on January 5, 2015, the shareholders of the Portfolio approved Subadvisory Agreements between New York Life Investment Management LLC (“New York Life Investments”) and each of Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”) and Candriam Belgium (“Candriam”), each affiliated subadvisors, with respect to the Portfolio.

Effective January 13, 2015, New York Life Investments has amended its amended and restated management agreement to reflect a reduction in its management fee for the Portfolio.

Accordingly, effective January 13, 2015, the Portfolio's Prospectus is revised as follows:

  The table and footnote in the section entitled “Fees and Expenses of the Fund” and the table in the section entitled “Example” are hereby deleted and replaced with the following:

	Initial Class	Service Class
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Management Fees (as an annual percentage of the Portfolio's average daily net assets)[1,2]	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.14%	0.14%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses[1]	1.27%	1.52%
1.	Information has been restated to reflect current management fees and expenses.

2.	The management fee is as follows: 1.10% on assets up to $1 billion; and 1.09% on assets over $1 billion.

Expenses After	1 Year	3 Years	5 Years	10 Years
Initial Class	$129	$403	$697	$1,534
Service Class	$155	$480	$829	$1,813

2.	The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced as follows:

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries. The Portfolio may also invest in exchange-traded funds.

Each Subadvisor has discretion to determine the countries considered to be emerging markets countries, taking into consideration factors such as the development of a country's financial and capital markets, inclusion of a country in an index representative of emerging markets, and country classifications used by the World Bank, International Monetary Fund or United Nations.

The Portfolio may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments such as cash and cash equivalents. The Portfolio may also invest in American Depositary Receipts.

The Portfolio utilizes two Subadvisors, Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”) and Candriam Belgium (“Candriam”), with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

Cornerstone Holdings' Investment Strategies & Process: Cornerstone Holdings seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued securities which it believes have a high probability of providing returns greater than the MSCI Emerging Markets Index (the “Index”). Investments are selected using an objective, disciplined and broadly applied process while seeking limited exposure to risk. Cornerstone Holdings seeks to control exposure to risk through, among other things, country, sector and industry constraints. These constraints may limit Cornerstone Holdings' ability to overweight or underweight particular sectors or industries relative to the Index. Cornerstone Holdings will further seek to reduce risk by diversifying assets over a large number of securities.

Either directly or through derivatives, Cornerstone Holdings may take long and short positions to better enable its portion of the Portfolio to seek to produce returns that are in excess of the Index.

Based on quantitative analysis, Cornerstone Holdings will take long positions in, or overweights relative to the Index, equity securities that it believes have a high probability of providing a total return greater than the Index. Also, Cornerstone Holdings will underweight or sell short securities that it believes are likely to underperform. This means that Cornerstone Holdings may sell a security that the Portfolio does not own, which it may do, for example, when it believes that the value of the security will decline. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions may vary over time as market opportunities develop.

Candriam Investment Strategies & Process: Candriam seeks to create medium to longer-term capital appreciation through investments in emerging market companies that generate high, and growing, levels of profits. This is achieved by constructing a diversified, conviction based portfolio, aiming for consistent and repeatable risk-adjusted returns greater than the Index.

Investment opportunities are identified via a thematic approach combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends, relative to their country and/or sector. Return on equity, sustainable growth at a reasonable price, earnings and earnings revisions are central to the screening. Quality and return potential of the candidate investments are validated through further fundamental stock analysis and an appropriate fit with the preferred investment themes.

Sector, currency, regional and country deviations are kept within predetermined limits relative to the benchmark. Candriam seeks to reduce risk by diversifying its portion of the Portfolio over a large number of securities.

Investments Across the Fund: The Portfolio may invest in swaps, futures, forwards and options.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in equity securities of U.S. and non-U.S. issuers, investment grade notes and bonds, cash and cash equivalents.

Each Subadvisor may sell a security, or reduce or eliminate a short position, if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

3.	The following are added to the “Principal Risks” section:

Short Selling Risk: If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory Risk: Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Portfolio to fully implement its shortselling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies. Certain foreign countries have adopted, and others may adopt, rules restricting the short-selling of certain stocks. Typically, these restrictions have been focused on financial stocks. The duration and scope of these restrictions have varied from country to country.

Regional Focus Risk: At times, the Portfolio might increase the relative emphasis of its investments in a particular region or county. Stocks of issuers in a particular region or country might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region or country more than others. If the Portfolio has a greater emphasis on investments in a particular region or country, it may be subject to greater risks from adverse events than a fund that is more geographically diversified.

4.	In the section entitled “Past Performance,” the following is hereby added following the second paragraph:

Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The past performance in the bar chart and table reflect the Portfolio's prior subadvisors and principal investment strategies.

5.	The section entitled “Management” is deleted in its entirety and replaced as follows:

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Cornerstone Capital Management Holdings LLC and Candriam Belgium serve as the Portfolio's Subadvisors.

Subadvisor	Portfolio Managers	Service Date
Cornerstone Capital Management Holdings LLC	Jeremy Roethel, Vice President	Since January 2015
	Andrew Ver Planck, Senior Vice President	Since January 2015
Candriam Belgium	Jan Boudewijns, Head of Emerging Markets Equity Management	Since January 2015
	Philip Screve, Senior Fund Manager	Since January 2015
	Mohamed Lamine Saidi, Senior Fund Manager	Since January 2015

6.	In the section entitled “The Fund and its Management,” the subsection “Who Manages Your Money?” is amended to (1) delete Dimensional Fund Advisors LP and DuPont Capital Management Corporation; (2) amend the description for Cornerstone Capital Management Holdings LLC as follows; and (3) to include the description for Candriam Belgium as follows:

Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”) is located at 1180 Avenue of the Americas, New York, New York 10036. Cornerstone Holdings was established in 2009 as an independent investment adviser and previously operated as an investment division of New York Life Investments. Cornerstone Holdings is an indirect, wholly-owned subsidiary of New York Life. As of November 30, 2014, Cornerstone Holdings managed approximately $12.1 billion in assets. Cornerstone Holdings is the subadvisor to the MainStay VP Common Stock Portfolio, MainStay VP International Equity Portfolio, MainStay VP Mid Cap Core Portfolio, MainStay VP S&P 500 Index Portfolio, the equity portion of the MainStay VP Balanced Portfolio and a portion of the MainStay VP Emerging Markets Equity Portfolio.

Candrim Belgium (“Candriam”) is located at Avenue des Arts 58, 1000 Bruxelles, Belgium. Candriam is a part of Candriam Investors Group, a leading pan-European multi-specialist asset manager with a 20-year track record and a team of 500 experienced professionals. As of November 30, 2014, Candriam Belgium managed approximately $89.093 billion in assets. Candriam is the subadvisor to a portion of the MainStay VP Emerging Markets Equity Portfolio.

7.	In the section entitled “The Fund and its Management,” the subsection “Portfolio Manager Biographies” is amended to delete Karen Umland, Joseph H. Chi, Jed S. Fogdall, Henry F. Gray, Rafi U. Zaman, and to include the following:

Jan Boudewijns	Mr. Boudewijns has been Head of Emerging Markets Equity Management for Candriam Investors Group since 2003. He joined Candriam (formerly Bank BACOB) in 1984 and became Fund Manager in 1988 and Senior Fund Manager in 1990. He has over 20 years of Emerging Markets experience. Mr. Boudewijns graduated with an Agricultural Engineering degree from Katholieke Universiteit Leuven, Belgium.
Mohamed Lamine Saidi	Mr. Saidi has been Senior Fund Manager in charge of Emerging Latin America for Candriam Investors Group since 2005. He has over 10 years of Emerging Markets experience. He was previously with Fortis Investment and Swisscorp Financial Advisory. Mr. Saidi graduated with an undergraduate degree in Banking and Financial Econometrics and a Masters degree in Finance from University of Aix-en-Provence in France.
Jeremy Roethel, CFA	Mr. Roethel is a Vice President of Cornerstone Holdings and has been with the firm or its predecessor entities since 2008. Mr. Roethel earned his MBA from the New York University Stern School of Business and received an Honors BS in Finance and a BS in Economics from the University of Delaware. He is a Chartered Financial Analyst® (“CFA®”).
Philip Screve	Mr. Screve has been Senior Fund Manager in charge of Central and East European Emerging Markets for Candriam Investors Group since 2003. He joined Candriam (formerly Bank BACOB) in 1992 and has been a Senior Equity Fund Manager since 1998. He has over 17 years of Emerging Markets experience. Mr. Screve holds a Masters degree in Commerce and Finance from the Vlekho Business School in Belgium.
Andrew Ver Planck, CFA	Mr. Ver Planck is a Senior Vice President of Cornerstone Holdings and has been with the firm or its predecessors since 2005. He leads the Global Systematic Equity Team and is responsible for all portfolio management decisions for all quantitatively managed products. Mr. Ver Planck received a BS in Operations Research and Industrial Engineering from Cornell University. He is a CFA® charterholder.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced as follows:

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries. The Portfolio may also invest in exchange-traded funds.

Each Subadvisor has discretion to determine the countries considered to be emerging markets countries, taking into consideration factors such as the development of a country's financial and capital markets, inclusion of a country in an index representative of emerging markets, and country classifications used by the World Bank, International Monetary Fund or United Nations.

The Portfolio may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments such as cash and cash equivalents. The Portfolio may also invest in American Depositary Receipts.

The Portfolio utilizes two Subadvisors, Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”) and Candriam Belgium (“Candriam”), with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

Cornerstone Holdings' Investment Strategies & Process: Cornerstone Holdings seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued securities which it believes have a high probability of providing returns greater than the MSCI Emerging Markets Index (the “Index”). Investments are selected using an objective, disciplined and broadly applied process while seeking limited exposure to risk. Cornerstone Holdings seeks to control exposure to risk through, among other things, country, sector and industry constraints. These constraints may limit Cornerstone Holdings' ability to overweight or underweight particular sectors or industries relative to the Index. Cornerstone Holdings will further seek to reduce risk by diversifying assets over a large number of securities.

Either directly or through derivatives, Cornerstone Holdings may take long and short positions to better enable its portion of the Portfolio to seek to produce returns that are in excess of the Index.

Based on quantitative analysis, Cornerstone Holdings will take long positions in, or overweights relative to the Index, equity securities that it believes have a high probability of providing a total return greater than the Index. Also, Cornerstone Holdings will underweight or sell short securities that it believes are likely to underperform. This means that Cornerstone Holdings may sell a security that the Portfolio does not own, which it may do, for example, when it believes that the value of the security will decline. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions may vary over time as market opportunities develop.

Candriam Investment Strategies & Process: Candriam seeks to create medium to longer-term capital appreciation through investments in emerging market companies that generate high, and growing, levels of profits. This is achieved by constructing a diversified, conviction based portfolio, aiming for consistent and repeatable risk-adjusted returns greater than the Index.

Investment opportunities are identified via a thematic approach combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends, relative to their country and/or sector. Return on equity, sustainable growth at a reasonable price, earnings and earnings revisions are central to the screening. Quality and return potential of the candidate investments are validated through further fundamental stock analysis and an appropriate fit with the preferred investment themes.

Sector, currency, regional and country deviations are kept within predetermined limits relative to the benchmark. Candriam seeks to reduce risk by diversifying its portion of the Portfolio over a large number of securities.

Investments Across the Fund: The Portfolio may invest in swaps, futures, forwards and options.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in equity securities of U.S. and non-U.S. issuers, investment grade notes and bonds, cash and cash equivalents.

Each Subadvisor may sell a security, or reduce or eliminate a short position, if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are added to the “Principal Risks” section:

Short Selling Risk: If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory Risk: Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Portfolio to fully implement its shortselling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies. Certain foreign countries have adopted, and others may adopt, rules restricting the short-selling of certain stocks. Typically, these restrictions have been focused on financial stocks. The duration and scope of these restrictions have varied from country to country.

Regional Focus Risk: At times, the Portfolio might increase the relative emphasis of its investments in a particular region or county. Stocks of issuers in a particular region or country might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region or country more than others. If the Portfolio has a greater emphasis on investments in a particular region or country, it may be subject to greater risks from adverse events than a fund that is more geographically diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section entitled “Past Performance,” the following is hereby added following the second paragraph:

Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The past performance in the bar chart and table reflect the Portfolio's prior subadvisors and principal investment strategies.

Supplement Closing Text Block	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay VP Emerging Markets Equity Portfolio (Prospectus Summary) | MainStay VP Emerging Markets Equity Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
MainStay VP Emerging Markets Equity Portfolio (Prospectus Summary) | MainStay VP Emerging Markets Equity Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813

[1]	Information has been restated to reflect current management fees and expenses.
[2]	The management fee is as follows: 1.10% on assets up to $1 billion; and 1.09% on assets over $1 billion.